S-K 1603(a)(7) Sponsor Controlling Persons	Nov. 12, 2026
Vam Partners Llc [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	VAM Partners LLC